PROPERTY AND EQUIPMENT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of property and equipment

	March 31, 2023	December 31, 2022
Machinery and equipment	$559,000	$667,000
Computers and software	89,000	-
Leasehold improvements, furniture and equipment	208,000	207,000
EV chargers	118,000	115,000
Gross property and equipment	974,000	989,000
Less: accumulated depreciation and amortization	(577,000)	(663,000)
Property and equipment, net	$397,000	$326,000

	December 31, 2022	December 31, 2021
Machinery and equipment	$667,000	$680,000
Computers	-	483,000
Leasehold improvements, furniture and equipment	207,000	249,000
EV chargers	115,000	-
Property and equipment, gross	989,000	1,412,000
Less: accumulated depreciation and amortization	(663,000)	(1,301,000)
Property and equipment, net	$326,000	$111,000